PUBLIC OFFERING (Details Narrative) - Distoken Acquisition Corporation [Member] - ¥ / shares			12 Months Ended
	Nov. 10, 2023	Feb. 17, 2023	Dec. 31, 2023	Dec. 31, 2024
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares, shares	3,018,308		545,000
Share price		¥ 10.20	¥ 10.00	¥ 10.00
Number of shares issuable per warrant		1
Public Rights [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant		1
Public Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issuable per warrant		1
Number of units sold		1/10
Warrant exercise price		¥ 1
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares, shares		6,900,000
Share price		¥ 10.00
Warrant exercise price		¥ 11.50
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Issuance of ordinary shares, shares		900,000
Share price		¥ 10.00